Leases - Summary of Carrying Amount and Related Depreciation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 195	$ 163
Depreciation	51	53
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	20	13
Depreciation	8	8
Land, Buildings and Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	173	147
Depreciation	42	44
Furniture, Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2	3
Depreciation	$ 1	$ 1